CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2011
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
NOTE 22 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The condensed financial statements of Hollysys Automation Technologies (“the parent company”) have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the parent company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital, capital surplus and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB1,244.91 million (equivalent to $183.32 million) and RMB1,292.47 million (equivalent to $199.71 million) as of June 30, 2010, and 2011, respectively.

The following represents condensed unconsolidated financial information of the Parent Company only:

CONDENSED BALANCE SHEET
(In US Dollars)

	June 30,
	2010	2011
ASSETS
Current assets
Amounts due from subsidiaries	$71,105,607	$55,146,317
Prepaid expenses	42,497	50,712
Total current assets	71,148,104	55,197,029
Advance payment for acquisition of a subsidiary	-	16,856,148
Investments in unconsolidated subsidiaries	142,216,219	193,809,983
Total assets	$213,364,323	$265,863,160

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accrued payroll and related expense	$42,382	$43,984
Accrued liabilities	625,216	761,519
Total current liabilities	667,598	805,503
Total stockholders' equity	212,696,725	265,057,657
Total liabilities and stockholders' equity	$213,364,323	$265,863,160

CONDENSED STATEMENTS OF OPERATIONS
(In US Dollars)

	Year Ended June 30,
	2009	2010	2011

Equity in earnings of unconsolidated subsidiaries	$27,609,431	$27,994,479	$43,432,493
General and administrative expenses	(41,495,313)	(2,289,941)	(1,962,495)
Income (loss) before income taxes	(13,885,882)	25,704,538	41,469,998
Income taxes credit	(34,818)	-	-
Net income (loss)	$(13,851,064)	$25,704,538	$41,469,998

CONDENSED STATEMENTS OF CASH FLOW
(In US Dollars)

	Year ended June 30,
	2009	2010	2011

Net cash used in operating activities	$(126,698)	$(70,942)	$-
Net cash provided by (used in) investing activities	-	-	-
Net cash provided by (used in) financing activities	-	-	-
Net decrease in cash and cash equivalents	(126,698)	(70,942)	-

Cash and cash equivalents, beginning of year	197,640	70,942	-
Cash and cash equivalents, end of year	$70,942	$-	$-

Basis of presentation

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.